Label	Element	Value
Brown Advisory Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brown Advisory Small-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brown Advisory Small-Cap Growth Fund (the “Fund”) seeks to achieve capital appreciation by primarily investing in equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies.  Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $6 billion at the time of purchase.  The Fund invests primarily in companies the Adviser believes have above average growth prospects.  The Adviser conducts an in-depth analysis of a company’s fundamentals to identify those companies it believes have the potential to grow earnings at an above average rate annually.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Adviser may sell a security or reduce its position if it believes:

•	The security subsequently fails to meet initial investment criteria;

•	A more attractively priced security is found; or

•	The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Emerging Markets Risk.   The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•
Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year.  The table shows how the average annual returns of Investor Shares, Advisor Shares and Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Small-Cap Growth Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012.  Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-540-6807
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Brown Advisory Small-Cap Growth Fund – Investor Shares Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date total return as of September 30, 2015 was -0.61%.  During the periods shown in the chart, the highest quarterly return was 18.01% (for the quarter ended June 30, 2009) and the lowest quarterly return was -26.60% (for the quarter ended December 31, 2008).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.60%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
NOTE:  The Small-Cap Growth Fund offers three classes of shares.  Investor Shares commenced operations on June 28, 1999 as part of the Predecessor Fund and Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Fund.  Performance shown prior to inception of the Advisor Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.  Institutional Shares commenced operations on September 20, 2002 as part of the Predecessor Fund and prior to October 19, 2012 were known as D Shares.  Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Advisor Shares and Institutional Shares will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2014
Brown Advisory Small-Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 ® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.54%
Brown Advisory Small-Cap Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Label	rr_AverageAnnualReturnLabel	Institutional Shares - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.55%
Brown Advisory Small-Cap Growth Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,386
Annual Return 2005	rr_AnnualReturn2005	5.20%
Annual Return 2006	rr_AnnualReturn2006	8.57%
Annual Return 2007	rr_AnnualReturn2007	16.35%
Annual Return 2008	rr_AnnualReturn2008	(39.04%)
Annual Return 2009	rr_AnnualReturn2009	40.60%
Annual Return 2010	rr_AnnualReturn2010	29.06%
Annual Return 2011	rr_AnnualReturn2011	(2.71%)
Annual Return 2012	rr_AnnualReturn2012	14.45%
Annual Return 2013	rr_AnnualReturn2013	40.54%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Label	rr_AverageAnnualReturnLabel	Investor Shares - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.69%
Brown Advisory Small-Cap Growth Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Shares - Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.90%
Brown Advisory Small-Cap Growth Fund | Investor Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.13%
Brown Advisory Small-Cap Growth Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
Label	rr_AverageAnnualReturnLabel	Advisor Shares - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.27%